EVENTS AFTER THE REPORTING PERIOD - Debt instruments (Details) $ in Millions, ₨ in Billions, ৳ in Billions		1 Months Ended													2 Months Ended					3 Months Ended		12 Months Ended
	May 31, 2024 USD ($) drawdown	Jul. 31, 2024 USD ($)	Jul. 31, 2024 PKR (₨)	May 31, 2024 USD ($) drawdown	May 31, 2024 PKR (₨)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 PKR (₨)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 BDT (৳)	Apr. 30, 2022	Feb. 28, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 PKR (₨)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BDT (৳)	May 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 BDT (৳)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	[1]	May 31, 2024 PKR (₨) drawdown	Dec. 31, 2023 PKR (₨)	Dec. 31, 2023 BDT (৳)	Mar. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period
Repayments of borrowings, classified as financing activities																						$ 1,098	$ 1,619	$ 1,977
Revolving credit facility
Disclosure of non-adjusting events after reporting period
Facility amount														$ 1,250															$ 1,055
Proceeds from non-current borrowings										$ 82				$ 430					$ 610
Revolving credit facility | Repayment of RCF
Disclosure of non-adjusting events after reporting period
Repayments of borrowings, classified as financing activities								$ 805	$ 250
Facility amount																						1,055
PKR15BN short term bonds | Issuance of PKR bond by PMCL | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of non-adjusting events after reporting period
Proceeds						$ 52	₨ 15
Spread on interest rate basis						0.25%	0.25%
Syndicated loan with a 5 years maturity | Banglalink
Disclosure of non-adjusting events after reporting period
Proceeds from non-current borrowings											$ 103,000	৳ 9								$ 32,000	৳ 3
Borrowings term													5 years
Syndicated loan with a 5 years maturity | Debt facility drawdown | Banglalink
Disclosure of non-adjusting events after reporting period
Facility amount																						73						৳ 8
Proceeds from non-current borrowings																	$ 27	৳ 3
Syndicated loan with a 10 year maturity | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of non-adjusting events after reporting period
Borrowings term													10 years
Syndicated loan with a 10 year maturity | Debt facility drawdown | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of non-adjusting events after reporting period
Proceeds from non-current borrowings		$ 78	₨ 22												$ 154	₨ 43
Syndicated loan with a 10 year maturity | New credit facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of non-adjusting events after reporting period
Facility amount	$ 270			$ 270																						₨ 75
Greenshoe option amount | ₨																										₨ 15
Borrowings term	10 years
Bilateral credit facility | Debt facility drawdown | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of non-adjusting events after reporting period
Proceeds from non-current borrowings				$ 54	₨ 15
Bilateral credit facility | New credit facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of non-adjusting events after reporting period
Facility amount																						$ 18					₨ 5
Borrowings term				10 years	10 years
Number of debt instruments | drawdown	3			3																						3

[1]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).